UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o PNC Global Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2010

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Shares		Value
Common Stock — 94.8%
Consumer Discretionary — 8.8%
Automobiles & Components — 0.4%
120,300	WABCO Holdings, Inc.	$2,526,300

Consumer Durables & Apparel — 3.7%
890,000	Callaway Golf Co.	6,772,900
115,500	Deckers Outdoor Corp.[1]	9,800,175
148,200	Phillips-Van Heusen Corp.	6,341,478

		22,914,553

Consumer Services — 4.7%
1,155,400	CKE Restaurants, Inc.	12,120,146
224,000	International Speedway Corp., — Class A	6,175,680
303,300	Steiner Leisure Ltd.[1]	10,846,008

		29,141,834

Total Consumer Discretionary		54,582,687

Consumer Staples — 5.8%
Food, Beverage & Tobacco — 5.8%
358,800	Hain Celestial Group, Inc. (The)[1]	6,878,196
243,200	Lance, Inc.	6,279,424
274,850	Ralcorp Holdings, Inc.[1]	16,070,480
233,700	Seneca Foods Corp. — Class A1	6,403,380

Total Consumer Staples		35,631,480

Energy — 2.3%
758,500	Advantage Oil & Gas Ltd.	5,332,255
244,000	Arena Resources, Inc.[1]	8,662,000

Total Energy		13,994,255

Financials — 16.9%
Banks — 11.6%
797,200	Brookline Bancorp, Inc.	7,748,784
1,278,300	CVB Financial Corp.	9,702,297
755,587	First Horizon National Corp.[1]	9,996,417
1,515,400	FNB Corp.	10,774,494
1,006,100	Investors Bancorp, Inc.[1]	10,674,721
113,500	Kearny Financial Corp.	1,182,670
1,282,700	National Penn Bancshares, Inc.	7,837,297
814,400	Washington Federal, Inc.	13,730,784

		71,647,464

Diversified Financials — 3.9%
286,600	Artio Global Investors, Inc.[1]	7,494,590
460,500	Janus Capital Group, Inc.	6,529,890
326,400	Legg Mason, Inc.	10,128,192

		24,152,672

Insurance — 1.4%
248,100	Platinum Underwriters Holdings Ltd.	8,891,904

Total Financials		104,692,040

Health Care — 8.4%
Health Care Equipment & Services — 6.9%
319,200	Conmed Corp.[1]	6,119,064

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
429,500	Cooper Cos., Inc. (The)	$12,769,035
783,800	Cyberonics, Inc.[1]	12,493,772
158,050	Edwards Lifesciences Corp.[1]	11,049,275

		42,431,146

Pharmaceuticals & Biotechnology — 1.5%
522,300	BioMarin Pharmaceutical, Inc.[1]	9,443,184

Total Health Care		51,874,330

Industrials — 16.6%
Capital Goods — 5.7%
309,300	A. O. Smith Corp.	11,784,330
388,300	Moog, Inc. — Class A1	11,454,850
501,700	RBC Bearings, Inc.[1]	11,704,661

		34,943,841

Commercial Services & Supplies — 6.6%
531,015	G & K Services, Inc. — Class A	11,767,292
601,300	GEO Group, Inc. (The)[1]	12,128,221
778,300	Korn/Ferry International[1]	11,355,397
845,300	Spherion Corp.[1]	5,249,313

		40,500,223

Transportation — 4.3%
388,300	Genesee & Wyoming, Inc., — Class A1	11,773,256
250,800	HUB Group, Inc. — Class A1	5,730,780
254,320	Kirby Corp.[1]	9,364,063

		26,868,099

Total Industrials		102,312,163

Information Technology — 20.0%
Semiconductors & Semiconductor Components — 2.5%
1,989,600	Atmel Corp.[1]	8,336,424
223,400	Varian Semiconductor Equipment
	Associates Inc.[1]	7,336,456

		15,672,880

Software & Services — 9.0%
376,300	Euronet Worldwide, Inc.[1]	9,042,489
483,300	Informatica Corp.[1]	10,912,914
1,437,700	S1 Corp.[1]	8,884,986
2,082,413	SkillSoft PLC, ADR[1,2,3]	19,991,165
395,200	TeleTech Holdings, Inc.[1]	6,742,112

		55,573,666

Technology Hardware & Equipment — 8.5%
666,600	Arris Group, Inc.[1]	8,672,466
1,735,300	Brightpoint, Inc.[1]	15,183,875
412,300	Checkpoint Systems, Inc.[1]	6,778,212
470,800	CommScope, Inc.[1]	14,091,044
522,300	Intermec, Inc.[1]	7,364,430

		52,090,027

Total Information Technology		123,336,573

1	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2009 (Unaudited)

Shares		Value
Materials — 8.9%
652,900	Calgon Carbon Corp.[1]	$9,682,507
250,200	Carpenter Technology Corp.	5,852,178
216,521	Greif, Inc. — Class A	11,919,481
1,225,400	Louisiana-Pacific Corp.[1]	8,173,418
340,200	Packaging Corp. of America	6,940,080
228,500	Schweitzer-Mauduit International, Inc.	12,421,260

Total Materials		54,988,924

Telecommunication Services — 2.4%
848,554	Syniverse Holdings, Inc.[1]	14,849,695

Total Telecommunication Services		14,849,695

Utilities — 4.7%
494,800	Cleco Corp.	12,409,584
457,064	El Paso Electric Co.[1]	8,076,321
343,600	NorthWestern Corp.	8,394,148

Total Utilities		28,880,053

Total Common Stock (Cost $506,132,578)		585,142,200

Short-Term Investments — 2.9%
9,060,486	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	9,060,486
9,060,485	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	9,060,485

Total Short-Term Investments (Cost $18,120,971)		18,120,971

Par
U.S. Treasury Obligations — 0.8%
$1,000,000	U.S. Treasury Bills,
	0.07%, 10/01/09	1,000,000
1,500,000	U.S. Treasury Bills,
	0.09%, 10/08/09	1,499,974
1,500,000	U.S. Treasury Bills,
	0.04%, 10/15/09	1,499,979
600,000	U.S. Treasury Bills,
	0.04%, 10/22/09	599,986

Total U.S. Treasury Obligations (Cost $4,599,939)		4,599,939

Value
Total Investments — 98.5% (Cost $528,853,488)[4]	$607,863,110
Other Assets in Excess of Liabilities — 1.5%	9,140,914

Total Net Assets — 100.0%	$617,004,024

The Financial Accounting Standards Board (“FASB”) ASC 820 “Fair Value Measurements and Disclosures” clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under this standard are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$585,142,200	$585,142,200	—	—
Short-Term Investments	18,120,971	18,120,971	—	—
U.S. Treasury Obligations	4,599,939	—	$4,599,939	—

Total	$607,863,110	$603,263,171	$4,599,939	$—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $537,774,128. At September 30, 2009, net unrealized appreciation was $70,088,982. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $95,161,100, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $25,072,118.

2	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Shares		Value
Common Stock — 96.1%
Consumer Discretionary — 14.2%
Automobiles & Components — 0.8%
141,833	WABCO Holdings, Inc.	$2,978,493

Consumer Durables & Apparel — 5.0%
359,000	Callaway Golf Co.	2,731,990
66,500	Deckers Outdoor Corp.[1]	5,642,525
290,800	Mattel, Inc.	5,368,168
101,500	Warnaco Group, Inc. (The)	4,451,790

		18,194,473

Hotels, Restaurants & Leisure — 2.6%
332,200	Burger King Holdings, Inc.	5,843,398
229,000	Scientific Games Corp. — Class A1	3,625,070

		9,468,468

Media — 2.3%
1,102,400	Interpublic Group of Cos., Inc.[1]	8,290,048

Retailing — 3.5%
113,300	Advance Auto Parts, Inc.	4,450,424
391,800	Foot Locker, Inc.	4,682,010
59,600	Sherwin-Williams Co. (The)	3,585,536

		12,717,970

Total Consumer Discretionary		51,649,452

Consumer Staples — 4.8%
Food, Beverage & Tobacco — 4.8%
94,900	J.M. Smucker Co. (The)	5,030,649
79,900	McCormick & Co., Inc.	2,711,806
165,600	Ralcorp Holdings, Inc.[1]	9,682,632

Total Consumer Staples		17,425,087

Energy — 3.9%
455,500	Denbury Resources, Inc.[1]	6,891,715
158,700	Rowan Cos., Inc.	3,661,209
65,600	Whiting Petroleum Corp.	3,777,248

Total Energy		14,330,172

Financials — 18.5%
Banks — 10.7%
469,513	First Horizon National Corp.[1]	6,211,659
690,700	KeyCorp	4,489,550
539,280	People’s United Financial, Inc.	8,391,197
399,400	SunTrust Banks, Inc.	9,006,470
1,446,400	Synovus Financial Corp.	5,424,000
450,800	TFS Financial Corp.	5,364,520

		38,887,396

Diversified Financials — 4.9%
166,900	Artio Global Investors, Inc.[1]	4,364,435
159,500	Lazard Ltd. — Class A	6,588,945
226,900	Legg Mason, Inc.	7,040,707

		17,994,087

Shares		Value
Financials — (continued)
Insurance — 2.9%
350,400	Fidelity National Financial, Inc., Class A	$5,284,032
145,200	Platinum Underwriters Holdings Ltd.	5,203,968

		10,488,000

Total Financials		67,369,483

Health Care — 11.7%
Health Care Equipment & Services — 10.0%
133,500	C.R. Bard, Inc.	10,494,435
218,500	CIGNA Corp.	6,137,665
259,000	Cooper Cos., Inc. (The)	7,700,070
95,300	Edwards Lifesciences Corp.[1]	6,662,423
328,300	Hologic, Inc.[1]	5,364,422

		36,359,015

Pharmaceuticals & Biotechnology — 1.7%
334,300	BioMarin Pharmaceutical, Inc.[1]	6,044,144

Total Health Care		42,403,159

Industrials — 10.6%
Capital Goods — 5.9%
99,400	Goodrich Corp.	5,401,396
174,000	Lennox International, Inc.	6,284,880
230,700	Moog, Inc. — Class A1	6,805,650
84,300	Wabtec Corp.	3,163,779

		21,655,705

Commercial Services & Supplies — 4.7%
200,900	Corrections Corp. of America[1]	4,550,385
63,300	Dun & Bradstreet Corp. (The)	4,767,756
137,200	Manpower, Inc.	7,780,612

		17,098,753

Total Industrials		38,754,458

Information Technology — 15.9%
Semiconductors & Semiconductor Components — 5.5%
189,400	Analog Devices, Inc.	5,223,652
957,940	LSI Corp.[1]	5,259,090
617,800	ON Semiconductor Corp.[1]	5,096,850
134,200	Varian Semiconductor Equipment Associates Inc.[1]	4,407,128

		19,986,720

Software & Services — 5.4%
239,500	BMC Software, Inc.[1]	8,988,435
111,900	Cognizant Technology Solutions Corp. — Class A1	4,326,054
472,740	Parametric Technology Corp.[1]	6,533,267

		19,847,756

Technology Hardware & Equipment — 5.0%
183,200	Amphenol Corp. — Class A	6,902,976

1	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (continued)
161,000	Avnet, Inc.[1]	$4,181,170
234,800	CommScope, Inc.[1]	7,027,564

		18,111,710

Total Information Technology		57,946,186

Materials — 7.7%
24,900	Calgon Carbon Corp.[1]	369,267
224,200	Celanese Corp. — Series A	5,605,000
128,000	FMC Corp.	7,200,000
139,700	Greif, Inc. — Class A	7,690,485
22,700	Lubrizol Corp.	1,622,142
249,200	MeadWestvaco Corp.	5,559,652

Total Materials		28,046,546

Telecommunication Services — 2.4%
496,100	Syniverse Holdings, Inc.[1]	8,681,750

Total Telecommunication Services		8,681,750

Utilities — 6.4%
209,300	Allegheny Energy, Inc.	5,550,636
394,800	CMS Energy Corp.	5,290,320
169,200	EQT Corp.	7,207,920
223,900	Northeast Utilities	5,315,386

Total Utilities		23,364,262

Total Common Stock (Cost $311,487,704)		349,970,555

Short-Term Investments — 2.4%
4,455,828	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	4,455,828
4,455,827	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	4,455,827

Total Short-Term Investments (Cost $8,911,655)		8,911,655

Par
U.S. Treasury Obligations — 0.9%
$1,000,000	U.S. Treasury Bills,
	0.07%, 10/01/09	1,000,000
750,000	U.S. Treasury Bills,
	0.09%, 10/08/09	749,987
1,250,000	U.S. Treasury Bills,
	0.04%, 10/15/09	1,249,983
250,000	U.S. Treasury Bills,
	0.04%, 10/22/09	249,994

Total U.S. Treasury Obligations (Cost $3,249,964)		3,249,964

Value
Total Investments — 99.4% (Cost $323,649,323)[2]	$362,132,174
Other Assets in Excess of Liabilities — 0.6%	2,144,318

Total Net Assets — 100.0%	$364,276,492

The Financial Accounting Standards Board (“FASB”) ASC 820 “Fair Value Measurements and Disclosures” clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under this standard are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$349,970,555	$349,970,555	—	—
Short-Term Investments	8,911,655	8,911,655	—	—
U.S. Treasury Obligations	3,249,964	—	$3,249,964	—

Total	$362,132,174	$358,882,210	$3,249,964	$—

2	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2009 (Unaudited)

[1]	Non-income producing security.
[2]

The cost for Federal income tax purposes was $334,989,821. At September 30, 2009, net unrealized appreciation was $27,142,353. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $44,757,827, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $17,615,474.

3	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Shares		Value
Common Stock — 95.8%
Consumer Discretionary — 10.8%
Automobiles & Components — 2.5%
2,235,000	Johnson Controls, Inc.[2]	$57,126,600
1,382,806	WABCO Holdings, Inc.	29,038,926

		86,165,526

Consumer Durables & Apparel — 1.5%
2,740,481	Mattel, Inc.	50,589,279

Media — 4.6%
2,368,800	Liberty Media Corp. - Entertainment — Series A1	73,693,368
2,300,668	Omnicom Group, Inc.	84,986,676

		158,680,044

Retailing — 2.2%
1,063,499	Advance Auto Parts, Inc.	41,774,241
569,200	Sherwin-Williams Co. (The)[2]	34,243,072

		76,017,313

Total Consumer Discretionary		371,452,162

Consumer Staples — 3.3%
Food, Beverage & Tobacco — 3.3%
1,021,211	H.J. Heinz Co.	40,593,137
892,147	J.M. Smucker Co. (The)	47,292,713
756,903	McCormick & Co., Inc.	25,689,288

Total Consumer Staples		113,575,138

Energy — 7.4%
1,372,200	Baker Hughes, Inc.	58,538,052
3,279,600	Denbury Resources, Inc.[1]	49,620,348
1,124,500	Hess Corp.	60,115,770
514,100	Murphy Oil Corp.	29,596,737
2,440,800	Nexen, Inc.	55,088,856

Total Energy		252,959,763

Financials — 16.5%
Banks — 6.4%
6,754,262	KeyCorp	43,902,703
5,270,460	People’s United Financial, Inc.	82,008,358
4,103,700	SunTrust Banks, Inc.	92,538,435

		218,449,496

Diversified Financials — 4.5%
1,170,000	Legg Mason, Inc.[2]	36,305,100
2,219,760	State Street Corp.	116,759,376

		153,064,476

Insurance — 5.6%
1,197,345	AON Corp.	48,719,968
1,154,457	Assurant, Inc.	37,011,891
2,141,031	Marsh & McLennan Cos., Inc.	52,947,697
2,016,900	Principal Financial Group, Inc.	55,242,891

		193,922,447

Total Financials		565,436,419

Shares		Value
Health Care — 10.1%
Health Care Equipment & Services — 10.1%
1,173,900	Aetna, Inc.	$32,669,637
1,286,537	C.R. Bard, Inc.	101,134,674
3,091,022	Hologic, Inc.[1]	50,507,299
1,515,000	Stryker Corp.	68,826,450
1,738,800	Zimmer Holdings, Inc.[1]	92,938,860

Total Health Care		346,076,920

Industrials — 11.8%
Capital Goods — 7.4%
721,900	Cummins, Inc.	32,348,339
933,678	Goodrich Corp.	50,736,063
859,522	Raytheon Co.	41,231,270
1,073,400	Stanley Works (The)	45,823,446
2,508,800	Tyco International Ltd.	86,503,424

		256,642,542

Commercial Services & Supplies — 3.4%
617,403	Dun & Bradstreet Corp. (The)	46,502,794
1,224,336	Manpower, Inc.	69,432,095

		115,934,889

Transportation — 1.0%
1,061,588	J.B. Hunt Transport Services, Inc.	34,108,822

Total Industrials		406,686,253

Information Technology — 19.0%
Semiconductors & Semiconductor Components — 3.0%
1,847,659	Analog Devices, Inc.	50,958,435
9,167,668	LSI Corp.[1]	50,330,498

		101,288,933

Software & Services — 10.6%
2,258,334	BMC Software, Inc.[1]	84,755,275
1,061,100	Cognizant Technology Solutions
	Corp. — Class A1	41,022,126
3,606,014	Electronic Arts, Inc.[1]	68,694,567
4,059,129	Parametric Technology Corp.[1]	56,097,163
910,200	Sybase, Inc.[1]	35,406,780
4,091,954	Western Union Co. (The)	77,419,769

		363,395,680

Technology Hardware & Equipment — 5.4%
1,751,355	Amphenol Corp. — Class A	65,991,056
1,549,438	Avnet, Inc.[1]	40,238,905
5,249,100	Seagate Technology	79,838,811

		186,068,772

Total Information Technology		650,753,385

Materials — 7.9%
1,166,800	Air Products & Chemicals, Inc.	90,520,344
1,592,900	Celanese Corp. — Series A	39,822,500
1,456,600	Crown Holdings, Inc.[1]	39,619,520
1,209,000	FMC Corp.	68,006,250
1,467,300	International Paper Co.	32,618,079

Total Materials		270,586,693

1	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Shares		Value
Utilities — 9.0%
1,979,073	Allegheny Energy, Inc.	$52,485,016
1,453,170	American Electric Power Co., Inc.	45,033,738
3,882,987	CMS Energy Corp.[2]	52,032,026
1,980,700	DPL, Inc.	51,696,270
643,300	Entergy Corp.	51,373,938
1,260,691	Wisconsin Energy Corp.	56,945,412

Total Utilities		309,566,400

Total Common Stock (Cost $2,900,189,009)		3,287,093,133

Short-Term Investments — 3.5%
60,057,352	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	60,057,352
60,057,351	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	60,057,351

Total Short-Term Investments (Cost $120,114,703)		120,114,703

Par
U.S. Treasury Obligations — 1.0%
$10,000,000	U.S. Treasury Bills,
	0.07%, 10/01/09[2]	10,000,000
10,000,000	U.S. Treasury Bills,
	0.09%, 10/08/09[2]	9,999,825
10,000,000	U.S. Treasury Bills,
	0.04%, 10/15/09[2]	9,999,864
5,000,000	U.S. Treasury Bills,
	0.04%, 10/22/09	4,999,883

Total U.S. Treasury Obligations (Cost $34,999,572)		34,999,572

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.3% (Cost $3,055,303,284)		3,442,207,408

Shares		Value
Short-Term Investments Held As Collateral For Loaned Securities — 3.7%
29,999,892	Dexia Delaware Commercial Paper, 0.13%, 10/01/09	$29,999,892
97,700,300	Institutional Money Market Trust	97,700,300

Total Short-Term Investments Held as Collateral For Loaned Securities (Cost $127,700,192)		127,700,192

Total Investments — 104.0% (Cost $3,183,003,476)[3]		3,569,907,600	[4]
Liabilities in Excess of Other Assets — (4.0%)		(136,816,343)

Total Net Assets — 100.0%		$3,433,091,257

The Financial Accounting Standards Board (“FASB”) ASC 820 “Fair Value Measurements and Disclosures” clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under this standard are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

2	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2009 (Unaudited)

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$3,287,093,133	$3,287,093,133	—	—
Short-Term Investments	120,114,703	120,114,703	—	—
U.S. Treasury Obligations	34,999,572		$34,999,572
Short-Term Investments Held as Collateral for Loaned Securities	127,700,192	127,700,192	—	—

Total	$3,569,907,600	$3,534,908,028	$34,999,572	$—

1	Non-income producing security.
2	Security partially or fully on loan.
3	The cost for Federal income tax purposes was $3,280,843,699. At September 30, 2009, net unrealized appreciation was $289,063,901. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $479,472,816, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $190,408,915.
4	At September 30, 2009, the market value of securities on loan for the Mid Cap Value Fund was $122,705,258. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

3	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Shares		Value
Common Stock — 95.3%
Consumer Discretionary — 7.3%
Consumer Durables & Apparel — 1.5%
54,100	Mattel, Inc.	$998,686

Media — 4.5%
52,600	DIRECTV Group, Inc. (The)[1]	1,450,708
44,600	Omnicom Group, Inc.	1,647,524

		3,098,232

Retailing — 1.3%
43,200	Lowe’s Cos., Inc.	904,608

Total Consumer Discretionary		5,001,526

Consumer Staples — 9.2%
Food & Drug Retailing — 4.6%
58,200	CVS Caremark Corp.	2,080,068
22,500	Wal-Mart Stores, Inc.	1,104,525

		3,184,593

Food, Beverage & Tobacco — 3.0%
24,750	Nestle SA, ADR[2]	1,056,578
17,400	PepsiCo, Inc.	1,020,684

		2,077,262

Household & Personal Products — 1.6%
18,200	Procter & Gamble Co.	1,054,144

Total Consumer Staples		6,315,999

Energy — 11.5%
20,000	Exxon Mobil Corp.	1,372,200
24,400	Hess Corp.	1,304,424
24,400	Petroleo Brasileiro SA, ADR[2]	1,119,960
40,200	Suncor Energy, Inc.	1,389,312
80,100	Talisman Energy, Inc.	1,388,934
23,200	Total SA, ADR[2]	1,374,832

Total Energy		7,949,662

Financials — 14.8%
Banks — 3.1%
67,000	People’s United Financial, Inc.	1,042,520
38,200	Wells Fargo & Co.	1,076,476

		2,118,996

Diversified Financials — 10.2%
109,500	Bank of America Corp.	1,852,740
21,200	Credit Suisse Group AG, ADR[2]	1,179,780
38,500	JPMorgan Chase & Co.	1,687,070
44,450	State Street Corp.	2,338,070

		7,057,660

Insurance — 1.5%
21,300	Prudential Financial, Inc.	1,063,083

Total Financials		10,239,739

Health Care — 14.3%
Health Care Equipment & Services — 7.8%
5,100	Alcon, Inc.	707,217

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
24,500	C.R. Bard, Inc.	$1,925,945
24,400	Covidien PLC[3]	1,055,544
36,500	Stryker Corp.	1,658,195

		5,346,901

Pharmaceuticals & Biotechnology — 6.5%
93,000	Pfizer, Inc.	1,539,150
49,900	Roche Holding AG, ADR[2]	2,025,940
21,500	Thermo Fisher Scientific, Inc.[1]	938,905

		4,503,995

Total Health Care		9,850,896

Industrials — 9.7%
Capital Goods — 7.7%
18,600	Goodrich Corp.	1,010,724
23,200	Honeywell International, Inc.	861,880
33,800	Raytheon Co.	1,621,386
52,800	Tyco International Ltd.	1,820,544

		5,314,534

Commercial Services & Supplies — 2.0%
24,400	Manpower, Inc.	1,383,724

Total Industrials		6,698,258

Information Technology — 22.9%
Semiconductors & Semiconductor Components — 1.4%
41,900	Texas Instruments, Inc.	992,611

Software & Services — 15.4%
53,800	Accenture PLC — Class A3	2,005,126
44,900	BMC Software, Inc.[1]	1,685,097
78,500	Electronic Arts, Inc.[1]	1,495,425
41,900	Microsoft Corp.	1,084,791
48,200	Oracle Corp.	1,004,488
65,100	Symantec Corp.[1]	1,072,197
75,700	Western Union Co. (The)	1,432,244
45,730	Yahoo!, Inc.[1]	814,451

		10,593,819

Technology Hardware & Equipment — 6.1%
39,400	Hewlett-Packard Co.	1,860,074
30,000	QUALCOMM, Inc.	1,349,400
67,000	Seagate Technology	1,019,070

		4,228,544

Total Information Technology		15,814,974

Materials — 2.4%
21,700	Air Products & Chemicals, Inc.	1,683,486

Total Materials		1,683,486

Utilities — 3.2%
40,100	Allegheny Energy, Inc.	1,063,452

1	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2009 (Unaudited)

Shares		Value
Utilities — (continued)
14,400	Entergy Corp.	$1,149,984

Total Utilities		2,213,436

Total Common Stock (Cost $57,965,169)		65,767,976

Short-Term Investments — 5.2%
1,808,943	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	1,808,943
1,808,943	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	1,808,943

Total Short-Term Investments (Cost $3,617,886)		3,617,886

Par
U.S. Treasury Obligations — 1.2%
$250,000	U.S. Treasury Bills,
	0.07%, 10/01/09	250,000
250,000	U.S. Treasury Bills,
	0.09%, 10/08/09	249,996
250,000	U.S. Treasury Bills,
	0.04%, 10/15/09	249,996
100,000,	U.S. Treasury Bills
	0.04%, 10/22/09	99,998

Total U.S. Treasury Obligations (Cost $849,990)		849,990

Total Investments — 101.7% (Cost $62,433,045)[4]		70,235,852
Liabilities in Excess of Other Assets — (1.7%)		(1,201,508)

Total Net Assets — 100.0%		$69,034,344

The Financial Accounting Standards Board (“FASB”) ASC 820 “Fair Value Measurements and Disclosures” clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under this standard are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$65,767,976	$65,767,976	—	—
Short-Term Investments	3,617,886	3,617,886	—	—
U.S. Treasury Obligations	849,990	—	$849,990	—

Total	$70,235,852	$69,385,862	$849,990	$—

1	Non-income producing security.
2	ADR — American Depository Receipt.
3	PLC — Public Limited Company.
4	The cost for Federal income tax purposes was $63,337,134. At September 30, 2009, net unrealized appreciation was $6,898,718. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,276,853, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,378,135.

2	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Shares		Value
Common Stock — 96.6%
Consumer Discretionary — 4.4%
Media — 4.4%
22,000	Interpublic Group of Cos., Inc.[1]	$165,440
8,200	Liberty Media Corp. - Entertainment — Series A1	255,102

Total Consumer Discretionary		420,542

Consumer Staples — 4.0%
Food, Beverage & Tobacco — 4.0%
2,700	J.M. Smucker Co. (The)	143,127
4,200	Ralcorp Holdings, Inc.[1]	245,574

Total Consumer Staples		388,701

Energy — 9.7%
4,300	Baker Hughes, Inc.	183,438
3,200	Hess Corp.	171,072
5,800	Suncor Energy, Inc.	200,448
11,900	Talisman Energy, Inc.	206,346
2,900	Total SA, ADR[2]	171,854

Total Energy		933,158

Financials — 20.2%
Banks — 5.9%
227	First Horizon National Corp.[1]	3,005
13,950	People’s United Financial, Inc.	217,062
36,700	Synovus Financial Corp.	137,625
7,500	Wells Fargo & Co.	211,350

		569,042

Diversified Financials — 10.3%
16,600	Bank of America Corp.	280,872
4,200	JPMorgan Chase & Co.	184,044
6,400	Legg Mason, Inc.	198,592
6,300	State Street Corp.	331,380

		994,888

Insurance — 4.0%
7,700	Marsh & McLennan Cos., Inc.	190,421
3,900	Prudential Financial, Inc.	194,649

		385,070

Total Financials		1,949,000

Health Care — 14.4%
Health Care Equipment & Services — 7.9%
700	Alcon, Inc.	97,069
3,700	C.R. Bard, Inc.	290,857
6,900	Cooper Cos., Inc. (The)	205,137
2,400	Edwards Lifesciences Corp.[1]	167,784

		760,847

Pharmaceuticals & Biotechnology — 6.5%
8,200	BioMarin Pharmaceutical, Inc.[1]	148,256

Shares		Value
Health Care — (continued)
Pharmaceuticals & Biotechnology — (continued)
8,100	Roche Holding AG, ADR[2]	$328,860
3,500	Thermo Fisher Scientific, Inc.[1]	152,845

		629,961

Total Health Care		1,390,808

Industrials — 9.5%
Capital Goods — 4.8%
2,500	Goodrich Corp.	135,850
3,700	Honeywell International, Inc.	137,455
5,500	Tyco International Ltd.	189,640

		462,945

Commercial Services & Supplies — 4.7%
4,300	Corrections Corp. of America[1]	97,395
2,100	Dun & Bradstreet Corp. (The)	158,172
3,500	Manpower, Inc.	198,485

		454,052

Total Industrials		916,997

Information Technology — 26.0%
Semiconductors & Semiconductor Components — 4.1%
5,500	Analog Devices, Inc.	151,690
44,600	LSI Corp.[1]	244,854

		396,544

Software & Services — 10.4%
6,800	Accenture PLC — Class A3	253,436
6,900	BMC Software, Inc.[1]	258,957
10,700	Electronic Arts, Inc.[1]	203,835
12,200	Parametric Technology Corp.[1]	168,604
6,780	Yahoo!, Inc.[1]	120,752

		1,005,584

Technology Hardware & Equipment — 11.5%
10,500	Arris Group, Inc.[1]	136,605
28,600	Brightpoint, Inc.[1]	250,250
7,300	CommScope, Inc.[1]	218,489
5,500	Hewlett-Packard Co.	259,655
15,700	Seagate Technology	238,797

		1,103,796

Total Information Technology		2,505,924

Materials — 4.2%
3,300	Air Products & Chemicals, Inc.	256,014
2,700	Schweitzer-Mauduit International, Inc.	146,772

Total Materials		402,786

Telecommunication Services — 2.4%
13,100	Syniverse Holdings, Inc.[1]	229,250

Total Telecommunication Services		229,250

Utilities — 1.8%
2,200	Entergy Corp.	175,692

1	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2009 (Unaudited)

Shares		Value
Utilities — (continued)
Total Utilities		$175,692

Total Common Stock (Cost $8,049,562)		9,312,858

Short-Term Investments — 3.3%
158,594	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	158,594
158,594	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	158,594

Total Short-Term Investments (Cost $317,188)		317,188

Total Investments — 99.9% (Cost $8,366,750)[4]		9,630,046
Other Assets in Excess of Liabilities — 0.1%		12,801

Total Net Assets — 100.0%		$9,642,847

The Financial Accounting Standards Board (“FASB”) ASC 820 “Fair Value Measurements and Disclosures” clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under this standard are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$9,312,858	$9,312,858	—	—
Short-Term Investments	317,188	317,188	—	—

Total	$9,630,046	$9,630,046	$—	$—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $8,466,252. At September 30, 2009, net unrealized appreciation was $1,163,794. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,494,323, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $330,529.

CRM Funds
2

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Shares		Value
Long Positions — 120.0%
Common Stock — 112.4%
Consumer Discretionary — 8.9%
Consumer Durables & Apparel — 1.8%
6,770	Mattel, Inc.	$124,974

Media — 5.6%
6,500	DIRECTV Group, Inc. (The)[1]	179,270
5,700	Omnicom Group, Inc.	210,558

		389,828

Retailing — 1.5%
5,050	Lowe’s Cos., Inc.	105,747

Total Consumer Discretionary		620,549

Consumer Staples — 10.8%
Food & Drug Retailing — 5.3%
6,850	CVS Caremark Corp.[2]	244,819
2,540	Wal-Mart Stores, Inc.[2]	124,689

		369,508

Food, Beverage & Tobacco — 3.6%
2,885	Nestle SA, ADR[3]	123,161
2,140	PepsiCo, Inc.	125,532

		248,693

Household & Personal Products — 1.9%
2,290	Procter & Gamble Co.[2]	132,637

Total Consumer Staples		750,838

Energy — 13.7%
2,390	Exxon Mobil Corp.[2]	163,978
2,860	Hess Corp.[2]	152,896
3,150	Petroleo Brasileiro SA, ADR[3]	144,585
4,680	Suncor Energy, Inc.[2]	161,741
9,360	Talisman Energy, Inc.[2]	162,302
2,890	Total SA, ADR[2,3]	171,261

Total Energy		956,763

Financials — 17.1%
Banks — 3.6%
8,410	People’s United Financial, Inc.[2]	130,860
4,420	Wells Fargo & Co.[2]	124,555

		255,415

Diversified Financials — 11.7%
12,850	Bank of America Corp.[2]	217,422
2,500	Credit Suisse Group AG, ADR[3]	139,125
4,430	JPMorgan Chase & Co.[2]	194,123
5,000	State Street Corp.[2]	263,000

		813,670

Insurance — 1.8%
2,500	Prudential Financial, Inc.[2]	124,775

Total Financials		1,193,860

Health Care — 16.5%
Health Care Equipment & Services — 8.9%
560	Alcon, Inc.	77,655

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
3,010	C.R. Bard, Inc.	$236,616
2,800	Covidien PLC[4]	121,128
4,130	Stryker Corp.[2]	187,626

		623,025

Pharmaceuticals & Biotechnology — 7.6%
10,900	Pfizer, Inc.[2]	180,395
5,960	Roche Holding AG, ADR[3]	241,976
2,500	Thermo Fisher Scientific, Inc.[1]	109,175

		531,546

Total Health Care		1,154,571

Industrials — 11.6%
Capital Goods — 9.3%
2,450	Goodrich Corp.	133,133
2,900	Honeywell International, Inc.[2]	107,735
4,260	Raytheon Co.[2]	204,352
5,870	Tyco International Ltd.[2]	202,398

		647,618

Commercial Services & Supplies — 2.3%
2,840	Manpower, Inc.[2]	161,056

Total Industrials		808,674

Information Technology — 26.9%
Semiconductors & Semiconductor Components — 1.7%
5,000	Texas Instruments, Inc.	118,450

Software & Services — 17.7%
6,100	Accenture PLC — Class A2,4	227,347
5,300	BMC Software, Inc.[1]	198,909
8,980	Electronic Arts, Inc.[1]	171,069
4,910	Microsoft Corp.[2]	127,120
5,730	Oracle Corp.[2]	119,413
7,300	Symantec Corp.[1]	120,231
9,270	Western Union Co. (The)[2]	175,388
5,480	Yahoo!, Inc.[1]	97,599

		1,237,076

Technology Hardware & Equipment — 7.5%
4,980	Hewlett-Packard Co.[2]	235,106
3,700	QUALCOMM, Inc.[2]	166,426
7,700	Seagate Technology[2]	117,117

		518,649

Total Information Technology		1,874,175

Materials — 3.1%
2,790	Air Products & Chemicals, Inc.	216,448

Total Materials		216,448

Utilities — 3.8%
4,630	Allegheny Energy, Inc.[2]	122,788

CRM Funds
1

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2009 (Unaudited)

Shares		Value
Utilities — (continued)
1,800	Entergy Corp.[2]	$143,748

Total Utilities		266,536

Total Common Stock (Cost $7,019,921)		7,842,414

Short-Term Investments — 6.9%
239,498	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	239,498
239,498	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	239,498

Total Short-Term Investments (Cost $478,996)		478,996

Par
U.S. Treasury Obligation — 0.7%
$50,000	U.S. Treasury Bill,
	0.04%, 10/22/09[2]
(Cost $49,999)		49,998

Total Long Positions (Cost $7,548,916)		8,371,408

Shares
Securities Sold Short — (21.7%)
Common Stock Sold Short — (11.5%)
Consumer Discretionary — (1.7%)
Hotels, Restaurants & Leisure — (0.5%)
(1,650)	Starbucks Corp.[1]	(34,072)

Retailing — (1.2%)
(1,400)	AutoNation, Inc.[1]	(25,312)
(820)	O’Reilly Automotive, Inc.[1]	(29,635)
(1,500)	Penske Auto Group, Inc.	(28,770)

		(83,717)

Total Consumer Discretionary		(117,789)

Consumer Staples — (1.5%)
Food & Drug Retailing — (0.8%)
(660)	Walgreen Co.	(24,730)
(900)	Whole Foods Market, Inc.[1]	(27,441)

		(52,171)

Food, Beverage & Tobacco — (0.7%)
(2,370)	ConAgra Foods, Inc.	(51,382)

Total Consumer Staples		(103,553)

Shares		Value
Financials — (2.4%)
Banks — (0.4%)
(1,000)	Comerica, Inc.	$(29,670)

Diversified Financials — (1.5%)
(1,720)	Charles Schwab Corp. (The)	(32,938)
(1,200)	MSCI, Inc. — Class A1	(35,544)
(1,300)	Waddell & Reed Financial, Inc. — Class A	(36,985)

		(105,467)

Insurance — (0.5%)
(1,300)	Hartford Financial Services Group, Inc.	(34,450)

Total Financials		(169,587)

Health Care — (2.9%)
Health Care Equipment & Services — (2.1%)
(1,400)	ev3 Inc.[1]	(17,234)
(2,210)	IMS Health, Inc.	(33,924)
(160)	Intuitive Surgical, Inc.[1]	(41,960)
(800)	Smith & Nephew PLC, ADR[3,4]	(36,088)
(490)	STERIS Corp.	(14,920)

		(144,126)

Pharmaceuticals & Biotechnology — (0.8%)
(1,600)	Endo Pharmaceuticals Holdings, Inc.[1]	(36,208)
(700)	Valeant Pharmaceuticals International[1]	(19,642)

		(55,850)

Total Health Care		(199,976)

Industrials — (1.8%)
Capital Goods — (0.9%)
(500)	Eaton Corp.	(28,295)
(2,200)	General Electric Co.	(36,124)

		(64,419)

Commercial Services & Supplies — (0.9%)
(820)	Avery Dennison Corp.	(29,528)
(1,300)	Robert Half International, Inc.	(32,526)

		(62,054)

Total Industrials		(126,473)

Information Technology — (1.2%)
Semiconductors & Semiconductor Components — (0.5%)
(6,000)	Advanced Micro Devices, Inc.[1]	(33,960)

Software & Services — (0.7%)
(940)	Dassault Systemes SA, ADR[3]	(52,593)

Total Information Technology		(86,553)

Total Common Stock Sold Short (Proceeds $697,400)		(803,931)

Exchange-Traded Funds Sold Short — (10.2%)
(1,370)	Energy Select Sector SPDR Fund	(73,870)
(4,400)	SPDR KBW Bank	(102,652)

CRM Funds
2

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2009 (Unaudited)

Shares		Value
Exchange-Traded Funds Sold Short — (continued)
(4,880)	SPDR KBW Regional Banking	$(104,042)
(800)	SPDR S&P Metals & Mining	(36,512)
(3,700)	SPDR Trust Series 1	(390,572)

Total Exchange-Traded Funds Sold Short (Proceeds $684,628)		(707,648)

Total Securities Sold Short (Proceeds $1,382,028)		(1,511,579)

Other Assets in Excess of Liabilities — 1.7%		117,846

Total Net Assets — 100.0%		$6,977,675

The Financial Accounting Standards Board (“FASB”) ASC 820 “Fair Value Measurements and Disclosures” clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under this standard are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities
Common Stock	$7,842,414	$7,842,414	—	—
Short-Term Investments	478,996	478,996	—	—
U.S. Treasury Obligation	49,998	—	$49,998	—

Total	$8,371,408	$8,321,410	$49,998	$—

Liabilities:
Securities Sold Short
Common Stock	$(803,931)	$(803,931)	—	—
Exchange-Traded Funds	(707,648)	(707,648)	—	—

Total	$(1,511,579)	$(1,511,579)	$—	$—

[1]	Non-income producing security.
[2]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
[3]	ADR — American Depository Receipt.
[4]	PLC — Public Limited Company.
[5]

The cost for Federal income tax purposes was $7,876,827. At September 30, 2009, net unrealized appreciation was $494,581. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $905,566, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $410,985.

CRM Funds
3

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Shares		Value
Common Stock — 95.2%
Australia — 1.5%
4,660	BHP Billiton Ltd.	$153,689

Total Australia		153,689

Brazil — 5.8%
17,100	All America Latina Logistica SA	132,815
4,000	BRF-Brasil Foods SA1	106,119
4,450	Petroleo Brasileiro SA, ADR[2]	204,255
6,600	Vale SA, ADR[2]	135,366

Total Brazil		578,555

Canada — 5.3%
2,700	Canadian Natural Resources Ltd.	182,328
1,700	Niko Resources Ltd.	132,980
6,200	Suncor Energy, Inc.	216,579

Total Canada		531,887

Denmark — 1.1%
6,200	DSV A/S1	111,127

Total Denmark		111,127

France — 2.3%
3,090	Publicis Groupe SA	124,556
650	Vallourec SA	110,637

Total France		235,193

Germany — 7.1%
2,912	Adidas AG	153,881
2,785	BASF SE	147,453
2,930	Fresenius SE	143,787
1,200	Linde AG	129,953
1,505	Siemens AG	138,582

Total Germany		713,656

Indonesia — 3.0%
324,500	Bank Central Asia Tbk PT	154,505
192,500	Bank Rakyat Indonesia	148,442

Total Indonesia		302,947

Ireland — 3.1%
4,200	Accenture PLC — Class A3	156,534
5,235	Kerry Group PLC — Class A3	149,480

Total Ireland		306,014

Japan — 7.7%
3,400	Honda Motor Co. Ltd.	103,257
8,000	Nikon Corp.	145,709
4,400	Santen Pharmaceutical Co. Ltd.	161,557
1,900	Shin-Etsu Chemical Co. Ltd.	116,562
5,600	Shinko Electric Industries Co. Ltd.	99,303
1,200	SMC Corp.	147,005

Total Japan		773,393

Netherlands — 3.2%
2,940	Fugro N.V.	170,294

Shares		Value
Netherlands — (continued)
5,745	Imtech N.V.	$147,041

Total Netherlands		317,335

Singapore — 1.1%
50,000	SembCorp Marine Ltd.	111,938

Total Singapore		111,938

South Africa — 2.8%
7,225	Impala Platinum Holdings Ltd.	169,187
6,735	MTN Group Ltd.	109,873

Total South Africa		279,060

Switzerland — 5.3%
2,367	Credit Suisse Group AG	131,695
3,460	Nestle SA	147,710
735	Roche Holding AG	118,841
580	Syngenta AG	133,287

Total Switzerland		531,533

Taiwan — 0.0%
250	HTC Corp.	2,736

Total Taiwan		2,736

United Kingdom — 12.7%
9,150	AMEC PLC[3]	110,831
23,855	Barclays PLC[1,3]	141,373
11,875	Croda International PLC[3]	124,917
6,050	Diageo PLC[3]	93,080
25,345	Dragon Oil PLC[1,3]	154,599
26,935	Meggitt PLC[3]	100,456
16,455	Rolls-Royce Group PLC[1,3]	124,167
4,870	Standard Chartered PLC[3]	120,296
8,690	Tullow Oil PLC[3]	157,230
65,880	Vodafone Group PLC[3]	147,997

Total United Kingdom		1,274,946

United States — 33.2%
1,700	Advance Auto Parts, Inc.	66,776
14,200	Bank of America Corp.	240,264
3,850	BMC Software, Inc.[1]	144,490
2,050	C.R. Bard, Inc.	161,150
4,150	CVS Caremark Corp.	148,321
5,800	DIRECTV Group, Inc. (The)[1]	159,964
2,100	Greif, Inc. — Class A	115,605
1,900	Hess Corp.	101,574
2,900	Hewlett-Packard Co.	136,909
2,200	J.M. Smucker Co. (The)	116,622
2,750	JPMorgan Chase & Co.	120,505
5,000	Legg Mason, Inc.	155,150
2,800	Manpower, Inc.	158,788
3,100	Omnicom Group, Inc.	114,514
2,250	Ralcorp Holdings, Inc.[1]	131,558
2,550	Raytheon Co.	122,324
4,550	State Street Corp.	239,330
9,200	SunTrust Banks, Inc.	207,460
6,800	Syniverse Holdings, Inc.[1]	119,000

CRM Funds
1

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2009 (Unaudited)

Shares		Value
United States — (continued)
4,000	Texas Instruments, Inc.	$94,760
3,000	Thermo Fisher Scientific, Inc.[1]	131,010
3,450	Wells Fargo & Co.	97,221
7,000	Western Union Co. (The)	132,440
2,100	Zimmer Holdings, Inc.[1]	112,245

Total United States		3,327,980

Total Common Stock (Cost $8,465,890)		9,551,989

Preferred Stock — 1.6%
Brazil — 1.6%
4,000	Ultrapar Participacoes SA
(Cost $131,426)		160,713

Short-Term Investments — 10.1%
503,996	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	503,996
503,996	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	503,996

Total Short-Term Investments (Cost $1,007,992)		1,007,992

Total Investments — 106.9% (Cost $9,605,308)[4]		10,720,694
Liabilities in Excess of Other Assets — (6.9%)		(691,538)

Total Net Assets — 100.0%		$10,029,156

The Financial Accounting Standards Board (“FASB”) ASC 820 “Fair Value Measurements and Disclosures” clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under this standard are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Australia	$153,689	—	$153,689	—
Brazil	578,555	$578,555	—	—
Canada	531,887	531,887	—	—
Denmark	111,127	—	111,127	—
France	235,193	—	235,193	—
Germany	713,656	—	713,656	—
Indonesia	302,947	—	302,947	—
Ireland	306,014	156,534	149,480	—
Japan	773,393	—	773,393	—
Netherlands	317,335	—	317,335	—
Singapore	111,938	—	111,938	—
South Africa	279,060	—	279,060	—
Switzerland	531,533	—	531,533	—
Taiwan	2,736	—	2,736	—
United Kingdom	1,274,946	—	1,274,946	—
United States	3,327,980	3,327,980	—	—
Preferred Stock
Brazil	160,713	160,713	—	—
Short-Term Investments	1,007,992	1,007,992	—	—

Total	$10,720,694	$5,763,661	$4,957,033	$—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $9,609,308. At September 30, 2009, net unrealized appreciation was $1,111,386. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,139,690, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $28,304.

CRM Funds
2

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

Shares		Value
Common Stock — 90.5%
Australia — 1.5%
1,940	BHP Billiton Ltd.	$63,982

Total Australia		63,982

Belgium/Luxembourg — 1.5%
1,800	Tenaris SA, ADR[2]	64,116

Total Belgium/Luxembourg		64,116

Bermuda — 1.4%
10,390	Hiscox Ltd.	57,338

Total Bermuda		57,338

Brazil — 7.3%
7,800	All America Latina Logistica SA	60,583
2,060	BRF-Brasil Foods SA1	54,651
2,560	Hypermarcas SA1	50,576
1,800	Petroleo Brasileiro SA, ADR[2]	82,620
2,630	Vale SA, ADR[2]	53,941

Total Brazil		302,371

Canada — 4.9%
900	Canadian Natural Resources Ltd.	60,776
700	Niko Resources Ltd.	54,756
2,520	Suncor Energy, Inc.	88,029

Total Canada		203,561

Denmark — 1.7%
3,860	DSV A/S1	69,186

Total Denmark		69,186

France — 7.2%
1,360	Cap Gemini SA	71,476
961	Groupe Danone SA	58,131
1,440	Publicis Groupe SA	58,046
640	Total SA, ADR[2]	37,926
420	Vallourec SA	71,488

Total France		297,067

Germany — 8.2%
1,160	Adidas AG	61,299
1,205	BASF SE	63,799
605	Bayer AG	41,877
1,190	Fresenius SE	58,398
540	Linde AG	58,479
620	Siemens AG	57,090

Total Germany		340,942

Indonesia — 3.1%
145,000	Bank Central Asia Tbk PT	69,039
77,500	Bank Rakyat Indonesia	59,762

Total Indonesia		128,801

Ireland — 1.7%
2,435	Kerry Group PLC — Class A3	69,529

Total Ireland		69,529

Shares		Value
Japan — 16.6%
1,300	Benesse Holdings, Inc.	$63,631
2,900	Capcom Co. Ltd.	56,828
1,400	Honda Motor Co. Ltd.	42,518
5,000	Nikon Corp.	91,068
30	NTT DoCoMo, Inc.	47,783
1,050	Point, Inc.	69,309
1,790	Santen Pharmaceutical Co. Ltd.	65,724
800	Shin-Etsu Chemical Co. Ltd.	49,079
2,300	Shinko Electric Industries Co. Ltd.	40,785
500	SMC Corp.	61,252
1,500	Sumitomo Mitsui Financial Group, Inc.	51,993
1,100	Sysmex Corp.	47,443

Total Japan		687,413

Netherlands — 3.3%
1,025	Fugro N.V.	59,371
2,975	Imtech N.V.	76,144

Total Netherlands		135,515

Singapore — 1.4%
25,000	SembCorp Marine Ltd.	55,969

Total Singapore		55,969

South Africa — 4.1%
3,295	Impala Platinum Holdings Ltd.	77,159
4,125	Massmart Holdings Ltd	48,351
2,695	MTN Group Ltd.	43,965

Total South Africa		169,475

Switzerland — 8.4%
970	Adecco SA	51,659
1,115	Credit Suisse Group AG	62,036
1,360	Nestle SA	58,059
285	Roche Holding AG	46,081
225	Syngenta AG	51,706
335	Zurich Financial Services AG	79,880

Total Switzerland		349,421

Taiwan — 0.1%
200	HTC Corp.	2,189

Total Taiwan		2,189

United Kingdom — 18.1%
4,400	AMEC PLC[3]	53,296
3,935	Antofagasta PLC[3]	47,865
14,429	Barclays PLC[1,3]	85,511
5,380	Croda International PLC[3]	56,594
4,255	Diageo PLC[3]	65,464
9,275	Dragon Oil PLC[1,3]	56,575
10,910	Meggitt PLC[3]	40,690
1,835	Next PLC[3]	52,659
7,920	Rolls-Royce Group PLC[1,3]	59,763
4,000	Schroders PLC[3]	58,300
1,955	Standard Chartered PLC[3]	48,291

1	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2009 (Unaudited)

Shares		Value
United Kingdom — (continued)
3,450	Tullow Oil PLC[3]	$62,422
26,695	Vodafone Group PLC[3]	59,969

Total United Kingdom		747,399

Total Common Stock (Cost $2,913,284)		3,744,274

Preferred Stock — 2.0%
Brazil — 2.0%
2,090	Ultrapar Participacoes SA
(Cost $59,390)		83,973

Short-Term Investments — 5.4%
112,213	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	112,213
112,213	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	112,213

Total Short-Term Investments (Cost $224,426)		224,426

Total Investments — 97.9% (Cost $3,197,100)[4]		4,052,673
Other Assets in Excess of Liabilities — 2.1%		85,824

Total Net Assets — 100.0%		$4,138,497

The Financial Accounting Standards Board (“FASB”) ASC 820 “Fair Value Measurements and Disclosures” clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under this standard are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Australia	$63,982	—	$63,982	—
Belgium/ Luxembourg	64,116	$64,116	—	—
Bermuda	57,338	—	57,338	—
Brazil	302,371	302,371	—	—
Canada	203,561	203,561	—	—
Denmark	69,186	—	69,186
France	297,067	37,926	259,141	—
Germany	340,942	—	340,942	—
Indonesia	128,801	—	128,801	—
Ireland	69,529	—	69,529	—
Japan	687,413	—	687,413	—
Netherlands	135,515	—	135,515	—
Singapore	55,969		55,969
South Africa	169,475	—	169,475	—
Switzerland	349,421	—	349,421	—
Taiwan	2,189	—	2,189	—
United Kingdom	747,399	—	747,399	—
Preferred Stock
Brazil	83,973	83,973	—	—
Short-Term Investments	224,426	224,426	—	—

Total	$4,052,673	$916,373	$3,136,300	$—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $3,206,881. At September 30, 2009, net unrealized appreciation was $845,792. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $862,612, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $16,820.

2	CRM Funds

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date October 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date October 14, 2009

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date October 24, 2009

*	Print the name and title of each signing officer under his or her signature.